Fair Value of Assets and Liabilities - Summary of Financial Assets and Liabilities (Detail) - EUR (€) € in Millions		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Financial Assets
Cash and balances with central banks		€ 53,202	[1]	€ 49,987		€ 21,989
Loans and advances to banks		35,136	[1]	30,422		28,811
Financial assets at fair value through profit or loss
- Trading assets		49,254	[1]	50,152
- Non-trading derivatives		2,257	[1]	2,664
- Assets mandatorily at fair value through profit or loss		41,600	[1]	64,783
- Assets designated as at fair value through profit or loss		3,076	[1]	2,887
Financial assets at fair value through other comprehensive income [abstract]
Financial assets at fair value through other comprehensive income		34,468	[1]	31,223
Securities at amortised cost 6		46,108	[1]	47,276
Loans and advances to customers		608,029	[1]	589,653
Other assets	[2]	5,854		7,397
Total		878,985		876,444
Financial liabilities
Deposits from banks		34,826	[1]	37,330		36,821
Customer deposits		574,355	[1]	555,729	[3]
Financial liabilities at fair value through profit or loss
- Trading liabilities		28,042	[1]	31,215
- non-tradingderivatives		2,215	[1]	2,299
- designated at fair value through profit or loss		47,684	[1]	59,179
Other liabilities	[4]	9,776		12,117
Debt securities in issue		118,528	[1]	119,751
Subordinated loans		16,588	[1]	13,724		€ 15,968
Total		832,014		831,345
Equity securities [member]
Financial assets at fair value through other comprehensive income [abstract]
Financial assets at fair value through other comprehensive income		2,306		3,228
Debt securities [member]
Financial assets at fair value through profit or loss
- Trading assets		6,256		5,213
- Assets mandatorily at fair value through profit or loss		733		1,103
- Assets designated as at fair value through profit or loss		2,334		2,114
Financial assets at fair value through other comprehensive income [abstract]
Financial assets at fair value through other comprehensive income		30,483		25,616
Securities at amortised cost 6		46,108		47,276
Total		85,914		81,323
Financial liabilities at fair value through profit or loss
- designated at fair value through profit or loss		8,053		8,216
Loans And Advances [Member]
Financial assets at fair value through other comprehensive income [abstract]
Financial assets at fair value through other comprehensive income		1,680		2,379
Estimated fair value [member]
Financial Assets
Cash and balances with central banks		53,202		49,987
Loans and advances to banks		35,133		30,549
Financial assets at fair value through profit or loss
- Trading assets		49,254		50,152
- Non-trading derivatives		2,257		2,664
- Assets mandatorily at fair value through profit or loss		41,600		64,783
- Assets designated as at fair value through profit or loss		3,076		2,887
Financial assets at fair value through other comprehensive income [abstract]
Loans and advances to customers		621,194		602,841
Other assets	[2]	5,854		7,397
Total		892,966		890,299
Financial liabilities
Deposits from banks		35,086		37,631
Customer deposits		575,055		556,127
Financial liabilities at fair value through profit or loss
- Trading liabilities		28,042		31,215
- non-tradingderivatives		2,215		2,299
- designated at fair value through profit or loss		47,684		59,179
Other liabilities	[4]	9,776		12,117
Debt securities in issue		118,844		119,893
Subordinated loans		17,253		13,519
Total		833,956		831,980
Estimated fair value [member] | Equity securities [member]
Financial assets at fair value through other comprehensive income [abstract]
Financial assets at fair value through other comprehensive income		2,306		3,228
Estimated fair value [member] | Debt securities [member]
Financial assets at fair value through other comprehensive income [abstract]
Financial assets at fair value through other comprehensive income		30,483		25,616
Securities at amortised cost 6		46,928		47,815
Estimated fair value [member] | Loans And Advances [Member]
Financial assets at fair value through other comprehensive income [abstract]
Financial assets at fair value through other comprehensive income		€ 1,680		€ 2,379

[1]

1 The amounts for the period ended December 2019 have been prepared in accordance with IFRS 16. The right-of-use-assets are presented under line-item 'Property and Equipment' and the lease liability is included in line-item 'Other liabilities'. Prior period amounts have not been restated.

[2]	Other assets do not include, among others: (deferred) tax assets, net defined benefit asset, inventory, property development and property obtained from foreclosures.
[3]	Prior period amounts for coupon interest have been updated to improve consistency and comparability.
[4]

Other liabilities do not include, among others: (deferred) tax liabilities, net defined b enefit and related employee benefit liabilities, reorganisation and other provisions, other taxation, social security contributions and lease liabilities.